BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 3,490	$ 2,838
Non-recourse borrowings	44,150	43,714
Non Recourse borrowings
Disclosure of detailed information about borrowings [line items]
Current	3,490	2,838
Non-recourse borrowings	44,150	43,714
Subsidiary and corporate borrowings	$ 47,640	$ 46,552